Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 469,752,486.72
Previously Paid Amount	0.00
Total Fee Amount	64,872.82
Total Offset Amount	0.00
Net Fee	$ 64,872.82